UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-00582

FPA Paramount Fund, Inc.
(Exact name of registrant as specified in charter)

11601 WILSHIRE BLVD., STE 1200 LOS ANGELES, CALIFORNIA		90025
(Address of principal executive offices)		(Zip code)

J. RICHARD ATWOOD, PRESIDENT FPA Paramount Fund, Inc. 11601 WILSHIRE BLVD., STE 1200 LOS ANGELES, CALIFORNIA 90025		Copy to: MARK D. PERLOW, ESQ. DECHERT LLP ONE BUSH STREET STE. 1600 SAN FRANCISCO, CA 94104
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2016

ITEM 1. Schedule of Investments.

FPA PARAMOUNT FUND, INC.

PORTFOLIO OF INVESTMENTS

December 31, 2016

(Unaudited)

	Shares	Fair Value
COMMON STOCKS
Professional Services — 9.0%
Adecco Group AG (Switzerland)	37,350	$2,444,641
Pagegroup plc (Britain)	1,532,952	7,377,364
Robert Half International, Inc.	73,500	3,585,330
		$13,407,335
Infrastructure Software — 7.1%
Microsoft Corporation	70,600	$4,387,084
Oracle Corporation	160,900	6,186,605
		$10,573,689
Apparel, Footwear & Acc Design — 6.8%
Burberry Group plc (Britain)	131,330	$2,422,911
Cie Financiere Richemont SA (Switzerland)	34,040	2,254,736
Prada SpA (Italy)	720,920	2,445,057
Swatch Group AG (The) (Switzerland)	9,511	2,958,002
		$10,080,706
Beverages — 6.0%
Britvic plc (Britain)	695,570	$4,860,439
Carlsberg A/S (B Shares) (Denmark)	29,630	2,557,095
Diageo plc (Britain)	57,400	1,492,609
		$8,910,143
Construction & Mining Machinery — 5.6%
Joy Global, Inc.	165,900	$4,645,200
Metso Oyj (Finland)	78,040	2,226,234
Sandvik AB (Sweden)	122,460	1,514,855
		$8,386,289
Advertising & Marketing — 4.8%
DKSH Holding AG (Switzerland)	37,670	$2,587,662
Omnicom Group, Inc.	20,500	1,744,755
Publicis Groupe SA (France)	40,030	2,762,120
		$7,094,537
Flow Control Equipment — 4.7%
IMI plc (Britain)	234,320	$3,003,270
Rotork plc (Britain)	491,370	1,460,621
Sulzer AG (Switzerland)	25,054	2,583,394
		$7,047,285
Internet Media — 3.8%
Alphabet, Inc. (Class C)*	4,500	$3,473,190
Baidu, Inc. (ADR) (China)*	13,500	2,219,535
		$5,692,725
Oil & Gas Services & Equipment — 3.7%
Fugro NV (CVA) (Netherlands)*	210,405	$3,221,469
ShawCor, Ltd. (Canada)	85,370	2,278,822
		$5,500,291
Health Care Services — 3.4%
Laboratory Corp. of America Holdings*	20,400	$2,618,952
MEDNAX, Inc.*	36,570	2,437,756
		$5,056,708

See notes to financial statements.

	Shares	Fair Value
Entertainment Content — 2.8%
Twenty-First Century Fox, Inc. (Class B)	150,000	$4,087,500

Airlines — 2.4%
Ryanair Holdings plc (Ireland)*	234,740	$3,584,173

Communications Equipment — 2.3%
Cisco Systems, Inc.	114,100	$3,448,102

Application Software — 2.2%
SAP SE (Germany)	37,250	$3,247,082

Jewelry & Watch Stores — 2.0%
Signet Jewelers, Ltd.	31,480	$2,967,305

Home & Office Furnishings — 1.8%
Howden Joinery Group plc (Britain)	574,580	$2,717,735

Industrial Distribution & Rental — 1.8%
Aggreko plc (Britain)	240,047	$2,715,755

Specialty Apparel Stores — 1.7%
Hugo Boss AG (Germany)	40,960	$2,506,366

Other Spec Retail - Discretionary — 1.7%
Luxottica Group SpA (Italy)	45,860	$2,466,829

Packaged Food — 1.6%
Nestle SA (Switzerland)	33,250	$2,385,262

Other Commercial Services — 1.6%
ALS, Ltd. (Australia)	543,230	$2,367,813

Aircraft & Parts — 1.6%
Meggitt plc (Britain)	409,330	$2,313,445

Security Services — 1.5%
Prosegur Cia de Seguridad SA (Spain)	366,062	$2,288,892

Rubber & Plastic — 1.5%
Ansell, Ltd. (Australia)	127,060	$2,265,731

Large Pharma — 1.5%
Sanofi (France)	27,970	$2,264,138

Food & Drug Stores — 1.3%
CVS Health Corporation	25,000	$1,972,750

See notes to financial statements.

	Shares or Principal Amount	Fair Value
Health Care Supply Chain — 1.3%
Patterson Cos., Inc.	45,000	$1,846,350

Mass Merchants — 1.1%
Dollar General Corporation	21,000	$1,555,470

Internet Based Services — 1.0%
Priceline Group, Inc. (The)*	1,000	$1,466,060

Semiconductor Manufacturing — 0.7%
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR) (Taiwan)	35,820	$1,029,825

OTHER COMMON STOCKS — 1.6%		$2,368,205

TOTAL COMMON STOCKS — 89.9% (Cost $130,687,289)		$133,614,496

Short-Term Investments — 8.9%
State Street Bank Repurchase Agreement — 0.03% 1/3/2017 (Dated 12/30/2016, repurchase price of $13,265,044 collateralized by $13,575,000 principal amount U.S. Treasury Note - 1.50% 2020, fair value $13,534,547)	$13,265,000	$13,265,000
TOTAL SHORT-TERM INVESTMENTS (Cost $13,265,000)		$13,265,000

TOTAL INVESTMENTS — 98.8% (Cost $143,952,289)		$146,879,496
Other Assets and Liabilities, net — 1.2%		1,826,358
NET ASSETS — 100.0% — NOTE 2		$148,705,854

*Non-income producing security.

As permitted by U.S. Securities and Exchange Commission regulations, “Other” Common Stocks include holdings in their first year of acquisition that have not previously been publicly disclosed.

See notes to financial statements.

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities.  Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities principally are traded, as of the close of business on that day.  If there have been no sales that day, equity securities are generally valued at the last available bid price.  Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter (“OTC”) market more accurately reflects the securities’ value in the judgment of the Fund’s officers, are valued at the most recent bid price.  Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the NYSE. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by the authority of the Fund’s Board of Directors. Various inputs may be reviewed in order to make a good faith determination of a security’s value.  These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.  Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies.  Level 1 values are based on quoted market prices in active markets for identical assets.  Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs as noted above including spreads, cash flows, financial performance, prepayments, defaults, collateral, credit enhancements, and interest rate volatility.  Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets.  The valuation levels are not necessarily an indication of the risk associated with investing in those securities.  The following table presents the valuation levels of the Fund’s investments as of December 31, 2016:

FPA PARAMOUNT FUND, INC.

PORTFOLIO OF INVESTMENTS

December 31, 2016

(Unaudited)

Investments	Level 1	Level 2	Level 3	Total
Common Stocks
Professional Services	$13,407,335	$—	$—	$13,407,335
Infrastructure Software	10,573,689	—	—	10,573,689
Apparel, Footwear & Acc Design	10,080,706	—	—	10,080,706
Beverages	8,910,143	—	—	8,910,143
Construction & Mining Machinery	8,386,289	—	—	8,386,289
Advertising & Marketing	7,094,537	—	—	7,094,537
Flow Control Equipment	7,047,285	—	—	7,047,285
Internet Media	5,692,725	—	—	5,692,725
Oil & Gas Services & Equipment	5,500,291	—	—	5,500,291
Health Care Services	5,056,708	—	—	5,056,708
Entertainment Content	4,087,500	—	—	4,087,500
Airlines	3,584,173	—	—	3,584,173
Communications Equipment	3,448,102	—	—	3,448,102
Application Software	3,247,082	—	—	3,247,082
Jewelry & Watch Stores	2,967,305	—	—	2,967,305
Home & Office Furnishings	2,717,735	—	—	2,717,735
Industrial Distribution & Rental	2,715,755	—	—	2,715,755
Specialty Apparel Stores	2,506,366	—	—	2,506,366
Other Spec Retail - Discretionary	2,466,829	—	—	2,466,829
Packaged Food	2,385,262	—	—	2,385,262
Other Commercial Services	2,367,813	—	—	2,367,813
Aircraft & Parts	2,313,445	—	—	2,313,445
Security Services	2,288,892	—	—	2,288,892
Rubber & Plastic	2,265,731	—	—	2,265,731
Large Pharma	2,264,138	—	—	2,264,138
Food & Drug Stores	1,972,750	—	—	1,972,750
Health Care Supply Chain	1,846,350	—	—	1,846,350
Mass Merchants	1,555,470	—	—	1,555,470
Internet Based Services	1,466,060	—	—	1,466,060
Semiconductor Manufacturing	1,029,825	—	—	1,029,825
Other Common Stocks	2,368,205	—	—	2,368,205
Short-Term Investment	—	13,265,000	—	13,265,000
	$133,614,496	$13,265,000	$—	$146,879,496

See notes to financial statements.

Transfers of investments between different levels of the fair value hierarchy are recorded at market value as of the end of the reporting period.  There were transfers of $70,345,494 from Level 2 to Level 1 during the period ended December 31, 2016.  The transfers between Level 2 and Level 1 of the fair value hierarchy during the period ended December 31, 2016, were due to changes in valuation of international equity securities from the foreign fair value price to the exchange closing price.

NOTE 2 — Federal Income Tax

The cost of investment securities held at December 31, 2016 (excluding short-term investments), was $130,687,289 for federal income tax purposes.  Net unrealized appreciation consists of:

Gross unrealized appreciation:	$11,235,521
Gross unrealized depreciation:	(8,308,314)
Net unrealized appreciation:	$2,927,207

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                 The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this Form N-Q based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d))under the 1940 Act that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)                                 The certifications required by Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA PARAMOUNT FUND, INC.

By:	/s/ J. Richard Atwood

J. Richard Atwood,

President (Principal Executive Officer)

Date:	March 1, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ J. Richard Atwood

J. Richard Atwood,

President (Principal Executive Officer)

Date:	March 1, 2017

By:	/s/ E. Lake Setzler III

E. Lake Setzler III,

Treasurer (Principal Financial Officer)

Date:	March 1, 2017